BUSINESS COMBINATION - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities (Details) - Business Combination [Member] - USD ($)	Jul. 01, 2025	Jun. 17, 2025	Jun. 05, 2025	Jun. 02, 2025	Apr. 14, 2025	Feb. 03, 2025	Jan. 02, 2025
Mediaplus Venture Group Pte. Ltd [Member]
USD
Total consideration							$ 992,429
Non-controlling interest							498,484
Assets
Cash							949,223
Trade receivables							162,420
Prepayment and other current assets							149,949
Investment property							448,430
Property and equipment							23,058
Intangible assets – customer relationship							161,729
Total assets							1,894,809
Liabilities
Trade and other payables							570,915
Tax payable							54,358
Loans and borrowings							135,805
Lease liabilities							3,798
Deferred tax liabilities							46,271
Total liabilities							811,147
Total net assets							1,083,662
Goodwill							$ 407,251
Property Facility Services Pte. Ltd. [Member]
USD
Total consideration						$ 1,427,834
Non-controlling interest						236
Assets
Cash						726,307
Trade receivables						246,949
Prepayment and other current assets						69,360
Intangible assets – customer relationship						249,982
Right-of-use assets						511,703
Investment in associate						29,238
Total assets						1,833,539
Liabilities
Trade and other payables						488,586
Lease liabilities						518,678
Deferred tax liabilities						42,497
Total liabilities						1,049,761
Total net assets						783,778
Goodwill						$ 644,292
YY Circle (HK) Pte Limited [Member]
USD
Total consideration					$ 2,356,000
Non-controlling interest					10,661
Assets
Cash					53,808
Trade receivables					77,405
Prepayment and other current assets					31,986
Intangible assets – customer relationship					898,041
Total assets					1,061,240
Liabilities
Trade and other payables					806,456
Deferred tax liabilities					148,177
Total liabilities					954,633
Total net assets					106,607
Goodwill					$ 2,260,054
YY Circle (Thailand) Company Ltd. [Member]
USD
Total consideration				$ 2,740,000
Non-controlling interest				596,559
Assets
Cash				85,013
Trade receivables				64,060
Prepayment and other current assets				43,226
Intangible assets – customer relationship				2,266,605
Office equipment				257
Total assets				2,459,161
Liabilities
Trade and other payables				831,927
Deferred tax liabilities				453,321
Suspense tax				4,189
Total liabilities				1,289,437
Total net assets				1,169,724
Goodwill				$ 2,166,835
Transocean Oil Pte. Ltd. [Member]
USD
Total consideration		$ 8,280,000
Non-controlling interest		2,419,676
Assets
Cash		80,702
Trade receivables		9,561
Prepayment and other current assets		1,568
Investment property		1,931,449
Net investment in lease		3,313,634
Office equipment		609
Total assets		5,337,523
Liability
Other payables		189,276
Liabilities
Total liabilities		189,276
Total net assets		5,148,247
Goodwill		$ 5,551,429
Acquisition of UFS [Member]
USD
Total consideration			$ 776,699
Assets
Cash			334,165
Trade receivables			1,592,522
Prepayment and other current assets			94,325
Intangible assets – customer relationship			32,537
Office equipment			26,714
Right-of-use assets			155,344
Total assets			2,235,607
Liabilities
Trade and other payables			1,102,679
Loans and borrowings			415,310
Lease liabilities			161,093
Total liabilities			1,679,082
Total net assets			556,525
Goodwill			$ 220,174
Acquisition of Pesticide Pest Control Pte Ltd [Member]
USD
Total consideration	$ 117,850
Assets
Cash	9,203
Trade receivables	56,643
Intangible assets – customer relationship	47,140
Right-of-use assets	55,983
Total assets	168,969
Liabilities
Trade and other payables	86,481
Loans and borrowings	7,436
Other Accruals	2,634
Lease liabilities	59,156
Deferred tax liabilities	8,014
Total liabilities	161,087
Total net assets	7,882
Goodwill	$ 109,968